Deferred Compensation and Retirement Plans - Schedule of Fair Value Measurements of Defined Benefit Plan Assets (Details) - Deferred compensation and pension plans - USD ($) $ in Thousands	Apr. 30, 2026	Apr. 30, 2025
Defined Benefit Plan Disclosure [Line Items]
Total	$ 19,147	$ 18,567
Mutual funds
Defined Benefit Plan Disclosure [Line Items]
Total	18,788	17,832
Money market funds
Defined Benefit Plan Disclosure [Line Items]
Total	359	735
Level 1
Defined Benefit Plan Disclosure [Line Items]
Total	359	735
Level 1 | Mutual funds
Defined Benefit Plan Disclosure [Line Items]
Total	0	0
Level 1 | Money market funds
Defined Benefit Plan Disclosure [Line Items]
Total	359	735
Level 2
Defined Benefit Plan Disclosure [Line Items]
Total	18,788	17,832
Level 2 | Mutual funds
Defined Benefit Plan Disclosure [Line Items]
Total	18,788	17,832
Level 2 | Money market funds
Defined Benefit Plan Disclosure [Line Items]
Total	0	0
Level 3
Defined Benefit Plan Disclosure [Line Items]
Total	0	0
Level 3 | Mutual funds
Defined Benefit Plan Disclosure [Line Items]
Total	0	0
Level 3 | Money market funds
Defined Benefit Plan Disclosure [Line Items]
Total	$ 0	$ 0